Yorktown Growth Fund
Schedule of Investments
April 30, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.52%
Communications — 2.38%
Gravity Co. Ltd. - ADR
(a)
5,100 $ 333,030
Naspers Ltd., Class N - ADR 9,200 350,888
Seek Ltd. - ADR 9,800 304,682
Take-Two Interactive Software, Inc.
(a)
3,400 485,554
Trade Desk, Inc. (The), Class A
(a)
5,700 472,245
1,946,399
Consumer Discretionary — 11.56%
Axon Enterprise, Inc.
(a)
1,200 376,392
Boyd Gaming Corp. 5,300 283,603
Brunswick Corp. 2,700 217,728
Compagnie Financiere Richemont SA - ADR 25,900 357,420
Copart, Inc.
(a)
9,400 510,514
D.R. Horton, Inc. 3,600 512,964
Dorman Products, Inc.
(a)
3,700 323,565
Evolution AB - ADR 2,600 285,350
Evolution AB 2,600 290,681
Floor and Decor Holdings, Inc., Class A
(a)
3,000 330,990
GMS, Inc.
(a)
3,100 286,812
LCI Industries 4,800 499,104
Lithia Motors, Inc., Class A 2,100 534,198
MasterBrand, Inc.
(a)
40,650 677,636
Modine Manufacturing Co.
(a)
4,150 384,415
MonotaRO Co. Ltd. - ADR 29,500 351,345
Patrick Industries, Inc. 3,700 386,613
PHINIA, Inc. 10,470 408,330
Pool Corp. 1,410 511,167
PulteGroup, Inc. 4,000 445,680
Skyline Champion Corp.
(a)
4,400 329,956
Taylor Morrison Home Corp.
(a)
7,400 414,474
THOR Industries, Inc. 3,325 330,571
Tractor Supply Co. 1,450 395,966
9,445,474
Consumer Staples — 2.88%
Bunge Global SA 3,200 325,632
Casey's General Stores, Inc. 1,200 383,496
Five Below, Inc.
(a)
2,400 351,216
Performance Food Group Co.
(a)
5,630 382,164
Seaboard Corp. 80 264,809
Seven & I Holdings Co., Ltd. - ADR 22,875 293,257
Simply Good Foods Co. (The)
(a)
9,800 357,210
2,357,784
Energy — 3.30%
APA Corp. 9,900 311,256
Civitas Resources, Inc. 4,600 331,016
HF Sinclair Corp. 6,100 330,925
Matador Resources Co. 5,100 317,730

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Shares Fair Value
Ovintiv, Inc. 10,300 $ 528,596
Repsol SA - ADR 18,000 282,780
Texas Pacific Land Corp. 480 276,624
Vitesse Energy, Inc. 14,170 314,432
2,693,359
Financials — 8.95%
Assetmark Financial Holdings, Inc.
(a)
10,150 343,171
Carlyle Group, Inc. (The) 10,600 474,880
Deutsche Boerse AG - ADR 31,000 596,440
Evercore Partners, Inc., Class A 2,375 431,062
Franklin Resources, Inc. 9,600 219,264
FTAI Aviation Ltd. 5,800 407,218
Hamilton Lane, Inc., Class A 3,300 368,676
Houlihan Lokey, Inc., Class A 3,850 490,837
KKR & Co., Inc. 9,700 902,779
LPL Financial Holdings, Inc. 2,990 804,699
Raymond James Financial, Inc. 6,450 786,900
Stifel Financial Corp. 4,900 391,608
StoneX Group, Inc.
(a)
4,800 348,480
Tradeweb Markets, Inc., Class A 4,850 493,294
XP, Inc., Class A 12,800 262,016
7,321,324
Health Care — 4.70%
Charles River Laboratories International, Inc.
(a)
1,800 412,200
Globus Medical, Inc., Class A
(a)
6,400 318,656
ICON PLC
(a)
2,450 729,806
Medpace Holdings, Inc.
(a)
1,800 699,030
Penumbra, Inc.
(a)
1,850 363,470
Repligen Corp.
(a)
2,150 353,030
Sonova Holding AG - ADR 6,780 375,748
Straumann Holding AG - ADR 23,000 310,040
WillScot Mobile Mini Holdings Corp.
(a)
7,500 277,200
3,839,180
Industrials — 21.62%
Ashtead Group PLC - ADR 1,450 430,215
Atkore, Inc. 3,800 666,140
Camtek Ltd. 5,200 421,044
Clean Harbors, Inc.
(a)
1,450 274,703
Comfort Systems USA, Inc. 2,850 881,819
Core & Main, Inc., Class A
(a)
13,300 751,051
Disco Corp. - ADR 37,500 1,080,750
DSV A/S - ADR 3,850 273,080
Expeditors International of Washington, Inc. 2,600 289,406
Fluidra SA 15,600 331,383
Franklin Electric Co., Inc. 6,000 577,620
Frontline PLC 13,400 314,766
Generac Holdings, Inc.
(a)
3,100 421,476
Greenbrier Companies, Inc. (The) 4,600 227,194

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Shares Fair Value
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR 1,390 $ 478,855
Hayward Holdings, Inc.
(a)
21,600 293,328
Herc Holdings Inc. 1,500 214,545
IES Holdings, Inc.
(a)
5,400 729,648
Ingersoll Rand, Inc. 9,700 905,204
Installed Building Products, Inc. 1,300 306,449
Kirby Corp.
(a)
3,800 414,694
Korn/Ferry International 5,700 346,104
Kuehne & Nagel International AG - ADR 6,200 328,315
Landstar System, Inc. 2,250 392,423
Mueller Industries, Inc. 7,800 435,396
Prysmian SpA - ADR 15,000 408,900
Prysmian SpA 14,400 786,712
RBC Bearings, Inc.
(a)
1,000 244,550
Regal Rexnord Corp. 2,300 371,151
Rentokil Initial PLC - ADR 9,900 253,638
Rollins, Inc. 7,300 325,288
Saia, Inc.
(a)
1,840 730,167
SiteOne Landscape Supply, Inc.
(a)
1,600 251,024
Techtronic Industries Co. Ltd. - ADR 5,700 393,984
Teledyne Technologies, Inc.
(a)
900 343,332
TopBuild Corp.
(a)
1,300 526,071
Toro Co. (The) 3,200 280,288
Vertiv Holdings Co. 4,500 418,500
WESCO International, Inc. 3,600 549,900
17,669,113
Materials — 13.16%
Advanced Drainage Systems, Inc. 3,100 486,700
Boise Cascade Co. 2,800 370,356
Cabot Corp. 3,200 291,936
Celanese Corp. 2,500 384,025
CF Industries Holdings, Inc. 4,300 339,571
Commercial Metals Co. 8,700 467,538
Eagle Materials, Inc. 3,100 777,201
Encore Wire Corp. 1,325 370,152
Givaudan SA - ADR 5,100 437,223
Gold Fields Ltd. - ADR 22,750 367,867
James Hardie Industries PLC - ADR
(a)
12,300 424,350
Kingspan Group PLC - ADR 4,650 419,314
Reliance Steel & Aluminum Co. 870 247,706
Simpson Manufacturing Co., Inc. 1,900 330,391
Smurfit Kappa Group PLC - ADR 8,300 362,793
Steel Dynamics, Inc. 3,550 461,926
Tenaris S.A. - ADR 11,300 372,787
Ternium S.A. - ADR 8,275 348,378
Trex Co., Inc.
(a)
8,300 734,965
UFP Industries, Inc. 6,300 710,010
UFP Technologies, Inc.
(a)
1,550 319,207

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Shares Fair Value
United States Lime & Mineral, Inc. 825 $ 255,750
Warrior Met Coal, Inc. 7,500 512,625
West Fraser Timber Co. Ltd. 3,750 287,100
Westlake Chemical Corp. 3,050 449,448
Worthington Industries, Inc. 4,000 228,640
10,757,959
Real Estate — 1.85%
CBRE Group, Inc., Class A
(a)
6,700 582,163
CubeSmart 7,100 287,124
FirstService Corp. 2,300 338,100
Tricon Residential, Inc.
(a)
27,000 303,210
1,510,597
Technology — 25.33%
Advantest Corp. - ADR 15,200 481,232
Allegro Microsystems, Inc.
(a)
9,200 273,148
Amkor Technology, Inc. 13,000 420,550
Arista Networks, Inc.
(a)
2,450 628,572
ASE Technology Holding Co. Ltd. - ADR 39,600 397,584
ASM International NV - ADR 810 510,065
Capgemini SE - ADR 8,200 344,236
CDW Corp. 2,200 532,092
Cirrus Logic, Inc.
(a)
4,700 416,279
CyberArk Software Ltd.
(a)
3,100 741,675
Dassault Systemes SE - ADR 7,750 303,645
Descartes Systems Group, Inc. (The)
(a)
8,200 760,878
Digi International, Inc.
(a)
7,600 233,016
Dlocal Ltd., Class A
(a)
19,800 281,358
DoubleVerify Holdings, Inc.
(a)
8,900 260,770
Dynatrace, Inc.
(a)
6,100 276,391
Entegris, Inc. 3,900 518,388
EPAM Systems, Inc.
(a)
1,120 263,491
ExlService Holdings, Inc.
(a)
12,100 350,900
Fabrinet
(a)
3,800 657,666
Fortinet, Inc.
(a)
4,950 312,741
Globant S.A.
(a)
2,100 375,039
KLA Corp. 1,500 1,033,935
Kulicke & Soffa Industries, Inc. 5,000 231,400
Lasertec Corp. 2,100 460,713
Logitech International S.A. 7,500 587,925
MKS Instruments, Inc. 3,500 416,430
Monolithic Power Systems, Inc. 650 435,065
NICE Ltd. - ADR
(a)
1,500 335,265
Paycom Software, Inc. 1,200 225,576
Paylocity Holdings Corp.
(a)
2,550 395,658
PTC, Inc.
(a)
2,800 496,832
Qualys, Inc.
(a)
4,700 770,377
SPS Commerce, Inc.
(a)
4,330 752,857
STMicroelectronics NV 9,400 371,864

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Shares Fair Value
Super Micro Computer, Inc.
(a)
2,775 $ 2,383,170
SYNNEX Corp. 2,700 318,168
TDK Corp. - ADR 7,500 333,825
Tokyo Electron Ltd. - ADR 6,600 728,442
Tyler Technologies, Inc.
(a)
1,650 761,557
Veeva Systems, Inc., Class A
(a)
1,650 327,624
20,706,399
Utilities — 1.79%
Brookfield Infrastructure Partners LP 11,800 317,066
Pampa Energia SA - ADR
(a)
7,200 319,464
RWE AG - ADR 6,600 229,680
SSE PLC - ADR 14,400 305,856
Veolia Environnement SA - ADR
(a)
19,000 294,500
1,466,566
Total Common Stocks
(Cost $53,744,907) 79,714,154
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
ABIOMED, Inc.
(b)
1,550 —
Total Contingent Value Rights
(Cost $–) —
Total Investments — 97.52%
(Cost $53,744,907) 79,714,154
Other Assets in Excess of Liabilities  —  2.48% 2,030,437
Net Assets — 100.00% $ 81,744,591
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the
Fund’s net assets.
ADR - American Depositary Receipt

Yorktown Multi-Sector Bond Fund
Schedule of Investments
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 46.32%
Communications — 2.37%
CCO Holdings LLC, 5.00%, 2/1/2028
(a)
$ 1,000,000 $ 911,560
CCO Holdings LLC, 4.25%, 2/1/2031
(a)
1,000,000 783,388
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
1,000,000 752,863
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 400,939
Scripps Escrow II, Inc., 3.88%, 1/15/2029
(a)
500,000 369,848
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
1,000,000 870,806
Verizon Communications, Inc., 2.85%, 9/3/2041 1,000,000 682,347
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 835,519
Vodafone Group PLC, 4.13%, 6/4/2081 (H15T5Y + 276.7bps)
(b)
1,000,000 838,383
Warnermedia Holdings, Inc., 5.14%, 3/15/2052 1,000,000 766,407
7,212,060
Consumer Discretionary — 3.72%
Carnival Corp., 4.00%, 8/1/2028
(a)
2,000,000 1,829,991
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 969,668
Ford Motor Co., B, 3.25%, 2/12/2032 500,000 402,901
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 2,000,000 1,920,633
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 2,000,000 1,727,353
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
500,000 429,302
Lowe's Cos, Inc., 5.63%, 4/15/2053 1,000,000 954,551
Marriott International, Inc., 2.75%, 10/15/2033 500,000 394,114
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029
(a)
1,000,000 898,675
McDonald's Corp., 5.45%, 8/14/2053 1,000,000 953,690
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 864,892
11,345,770
Consumer Staples — 3.00%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 93,136
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 400,566
Constellation Brands, Inc., 4.50%, 5/9/2047 500,000 406,524
Coty, Inc., 5.00%, 4/15/2026
(a)
1,000,000 981,694
JBS USA LUX SA, 5.50%, 1/15/2030 1,000,000 966,013
JBS USA LUX SA, 3.75%, 12/1/2031 250,000 211,345
JBS USA LUX SA, 3.63%, 1/15/2032 500,000 416,722
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 268,113
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 801,825
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 859,333
Land O' Lakes, Inc., 7.25%, Perpetual
(a)
2,000,000 1,610,000
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 784,576
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 448,519
Pilgrim's Pride Corp., 4.25%, 4/15/2031 1,000,000 885,407
9,133,773
Financials — 22.89%
American Express Co., 3.55%, Perpetual (H15T5Y + 285.4bps)
(b)
1,000,000 914,886
Assurant, Inc., 7.00%, 3/27/2048 1,000,000 996,212
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (1MO
LIBOR + 221.50bps)
(a), (b)
2,000,000 1,770,047

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 +
387.0bps)
(b)
$ 800,000 $ 718,311
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y
+ 519.2bps)
(b)
1,000,000 988,777
Bank of America Corp., 4.38%, Perpetual (H15T5Y + 276.0bps)
(b)
2,000,000 1,839,234
Bank of New York Mellon Corp. (The), Series F, 4.63%, Perpetual (TSFR3M
+ 339.26bps)
(b)
1,000,000 950,633
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)
(b)
1,000,000 1,007,809
Barclays PLC, 4.84%, 5/9/2028 2,000,000 1,909,863
Barclays PLC, 5.09%, 6/20/2030 (US0003M + 305.40bps)
(b)
1,500,000 1,414,991
Barclays PLC, 9.63%, 12/31/2049 (USISSO05 + 577.50bps)
(b)
1,000,000 1,047,629
BBVA Bancomer S.A., 5.13%, Perpetual (H15T5Y + 265.0bps)
(b)
2,000,000 1,827,037
BNP Paribas SA, 8.00%, Perpetual (H15T5Y +372.70bps)
(a), (b)
2,000,000 1,992,453
Brighthouse Financial, Inc., 4.70%, 6/22/2047 2,642,000 2,011,197
Citadel Finance LLC, 3.38%, 3/9/2026
(a)
2,000,000 1,873,514
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)
(b)
1,000,000 974,184
Citigroup, Inc., 4.15%, Perpetual (H15T5Y + 300.0bps)
(b)
2,000,000 1,840,978
Citigroup, Inc., 3.88%, Perpetual (H15T5Y + 341.7bps)
(b)
1,000,000 941,184
Credit Agricole SA, MTN, 4.75%, Perpetual (H15T5Y + 323.70bps)
(a), (b)
1,000,000 852,234
Discover Financial Services, Series C, 5.50%, Perpetual (TSFR3M +
333.8bps)
(b)
1,000,000 840,504
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026
(a)
2,000,000 1,886,359
Enstar Finance LLC, 5.50%, 1/15/2042 (H15T5Y + 400.6bps)
(b)
500,000 474,463
FedNat Holding Co., 7.75%, 3/15/2029
(c)(d)
2,400,000 373,920
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,819,879
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.6bps)
(a), (b)
1,000,000 884,054
Goldman Sachs Group, Inc. (The), Series P, 8.51%, Perpetual (TSFR3M +
313.6bps)
(b)
1,000,000 1,000,591
Goldman Sachs Group, Inc. (The), 7.50%, Perpetual (H15T5Y + 280.90bps)
(b)
1,000,000 1,013,383
HSBC Holdings PLC, 8.00%, Perpetual (H15T5Y + 385.8bps)
(b)
1,000,000 1,034,627
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)
(b)
1,000,000 944,659
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.2bps)
(b)
1,000,000 737,602
Intesa Sanpaolo SpA, 3.25%, 9/23/2024
(a), (b)
1,000,000 989,435
Intesa Sanpaolo SpA, 5.71%, 1/15/2026
(a)
2,000,000 1,971,418
JPMorgan Chase & Co., 6.88%, Perpetual (H15T5Y + 273.7bps)
(b)
1,000,000 1,027,212
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR + 312.5bps)
(b)
1,000,000 986,153
Liberty Mutual Group, Inc., 3.95%, 5/15/2060
(a)
500,000 337,824
Liberty Mutual Group, Inc., 4.30%, 2/1/2061
(a)
1,000,000 615,776
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)
(b)
2,000,000 1,984,797
Lloyds Banking Group PLC, 8.00%, Perpetual (H15T5Y + 391.3bps)
(b)
1,000,000 990,058
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 870,275
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
1,000,000 659,821
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 742,733
Nordea Bank Abp, 3.75%, Perpetual (H15T5Y + 260.2bps)
(a), (b)
1,000,000 812,654
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 332,061
PNC Financial Services, 6.25%, Perpetual (H15T7Y + 280.8bps)
(b)
1,000,000 942,602
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)
(b)
2,000,000 2,007,272

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
SBL Holdings, Inc., 5.13%, 11/13/2026
(a)
$ 2,000,000 $ 1,893,921
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)
(a), (b)
1,393,000 1,093,473
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)
(a), (b)
1,000,000 844,193
Societe Generale SA, 8.50%, Perpetual (H15T5Y + 415.30bps)
(a), (b)
2,000,000 1,907,941
Societe Generale SA, 10.00%, Perpetual (H15T5Y + 544.80bps)
(a), (b)
1,000,000 1,050,218
Standard Chartered PLC, 4.30%, Perpetual (H15T5Y + 313.50bps)
(a), (b)
2,000,000 1,603,471
State Street Corp., 6.70%, 12/31/2049 1,000,000 1,003,341
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)
(b)
1,000,000 1,030,803
UBS Group AG, 7.75%, Perpetual (USISSO05 + 416bps)
(a), (b)
1,000,000 1,010,416
UBS Group AG, 4.38%, Perpetual (H15T5Y + 331.3bps)
(a), (b)
1,000,000 801,150
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a), (b)
2,000,000 1,934,412
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a), (b)
500,000 460,201
US Bancorp, 5.30%, Perpetual (TSFR3M + 317.6bps)
(b)
1,000,000 939,855
Wells Fargo & Co, Series EE, 7.63%, Perpetual (H15T5Y + 360.6bps)
(b)
1,000,000 1,048,132
Wells Fargo & Co., Series BB, 3.90%, Perpetual (H15T5Y + 345.3bps)
(b)
1,000,000 949,113
69,721,945
Health Care — 0.53%
Perrigo Finance Unlimited Co., 4.65%, 6/15/2030 1,000,000 917,217
Viatris, Inc., 3.85%, 6/22/2040 1,000,000 706,688
1,623,905
Industrials — 5.45%
Air Canada, 3.88%, 8/15/2026
(a)
1,000,000 949,467
Air Canada Pass Through Trust, Series 2020-2A, Class A, 4.13%, 5/15/2025
(a)
1,046,113 1,020,275
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 865,000 783,141
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053 2,000,000 1,668,687
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054 1,000,000 938,220
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031 1,000,000 886,832
CSX Corp., 5.50%, 4/15/2041 1,000,000 976,472
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
1,000,000 923,678
Honeywell International, Inc., 5.25%, 3/1/2054 1,000,000 948,687
Norfolk Southern Corp., 5.05%, 8/1/2030 500,000 491,593
Norfolk Southern Corp., 4.55%, 6/1/2053 1,000,000 827,238
Seaspan Corp., 5.50%, 8/1/2029
(a)
1,000,000 861,435
Triton Container International Ltd., 3.25%, 3/15/2032 500,000 396,928
Union Pacific Corp., 3.20%, 5/20/2041 1,000,000 743,105
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 630,955
Union Pacific Corp., 3.50%, 2/14/2053 1,000,000 703,436
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%,
10/7/2025 443,287 423,639
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 503,863 494,170
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 666,441 590,720
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 1,359,844 1,342,399
16,601,077

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Materials — 1.20%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
$ 1,000,000 $ 983,808
Ball Corp., 2.88%, 8/15/2030 1,000,000 835,958
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 417,712
Berry Global, Inc., 5.63%, 7/15/2027
(a)
1,000,000 976,311
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 438,668
3,652,457
Real Estate — 0.67%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 923,692
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
1,000,000 929,129
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 188,151
2,040,972
Technology — 2.97%
Broadcom, Inc., 4.15%, 11/15/2030 1,000,000 923,156
Broadcom, Inc., 4.15%, 11/15/2030 500,000 461,578
Broadcom, Inc., 2.60%, 2/15/2033
(a)
1,000,000 788,544
Broadcom, Inc., 3.50%, 2/15/2041
(a)
1,000,000 743,436
HP, Inc., 6.00%, 9/15/2041 2,500,000 2,481,956
Jabil, Inc., 3.00%, 1/15/2031 1,000,000 837,127
Juniper Networks, Inc., 2.00%, 12/10/2030 500,000 393,857
Juniper Networks, Inc., 5.95%, 3/15/2041 700,000 683,838
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 1,000,000 914,367
Kyndryl Holdings, Inc., 3.15%, 10/15/2031 1,000,000 815,424
9,043,283
Utilities — 3.52%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030 500,000 408,357
Appalachian Power Co., Series Z, 3.70%, 5/1/2050 1,000,000 673,831
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 711,788
Dominion Energy, Inc., 4.35%, Perpetual (H15T5Y + 319.5bps)
(b)
1,000,000 920,641
Duke Energy Ohio, Inc., 5.55%, 3/15/2054 1,000,000 945,833
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 562,543
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 663,270
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 928,503
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 371,272
Pacific Gas and Electric Co., 3.50%, 8/1/2050 500,000 320,934
Pinnacle West Capital Corp., 1.30%, 6/15/2025 2,000,000 1,898,088
Southern California Edison Co., Series B, 4.88%, 3/1/2049 1,000,000 849,585
Union Electric Co., 3.90%, 4/1/2052 750,000 561,727
Union Electric Co., 5.25%, 1/15/2054 1,000,000 912,424
10,728,796
Total Corporate Bonds and Notes
(Cost $157,036,594) 141,104,038
ASSET BACKED SECURITIES — 23.82%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 5.64%,
3/15/2042 (TSFR1M + 31.44bps)
(a), (b)
1,955,311 1,907,972

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
ACHV ABS Trust, Series 2023-1PL, Class B, MTN, 6.80%, 3/18/2030
(a)
$ 170,415 $ 170,585
American Credit Acceptance Receivables Trust, Series 2021-2, Class E,
MTN, 2.54%, 7/13/2027
(a)
2,000,000 1,944,663
American Credit Acceptance Receivables Trust, Series 2021-3, Class E,
MTN, 2.56%, 11/15/2027
(a)
3,000,000 2,900,861
American Credit Acceptance Receivables Trust, Series 2021-4, Class E,
MTN, 3.12%, 2/14/2028
(a)
1,000,000 970,080
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E, MTN,
5.02%, 12/20/2028
(a)
750,000 728,698
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026
(a)
568,789 568,059
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%,
7/15/2027
(a)
962,342 944,342
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028
(a)
2,250,000 2,061,808
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028
(a)
1,500,000 1,390,287
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%,
12/11/2028
(a)
1,250,000 1,171,625
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(a)
1,281,000 1,275,165
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 8/15/2026
(a)
3,000,000 2,980,638
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C,
4.02%, 12/17/2029
(a)
1,000,000 933,400
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029
(a)
1,000,000 934,894
Dell Equipment Finance Trust, Series 24-1, Class D, MTN, 6.12%,
9/23/2030
(a)
250,000 249,056
DLLST LLC, Series 2022-1A, Class A3, 3.40%, 1/21/2025
(a)
183,277 182,715
Donlen Fleet Lease Funding, Series 2021-2, Class A2, 0.56%, 12/11/2034
(a)
46,624 46,547
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026
(a)
297,495 296,699
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028
(a)
1,000,000 941,689
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028
(a)
1,000,000 955,934
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029
(a)
1,000,000 937,085
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030
(a)
1,000,000 964,713
Enterprise Fleet Financing LLC, Series 2021-1, Class A3, 0.70%, 12/21/2026
(a)
600,000 586,848
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 8/20/2027
(a)
235,335 231,819
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 4.38%, 7/20/2029
(a)
319,355 315,463
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%,
1/17/2028
(a)
2,000,000 1,897,292
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(a)
1,155,000 1,089,048
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%,
7/17/2028 1,000,000 973,722

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%,
7/17/2028
(a)
$ 1,000,000 $ 941,783
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
1,000,000 932,437
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%,
10/15/2029
(a)
2,000,000 1,869,986
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
1,840,000 1,713,697
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027
(a)
1,000,000 908,748
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028
(a)
1,150,000 979,629
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E,
2.98%, 4/15/2027
(a)
1,270,000 1,258,203
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E,
3.35%, 10/15/2027
(a)
500,000 476,508
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D,
3.07%, 5/15/2028
(a)
1,000,000 943,268
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C,
5.75%, 8/15/2028
(a)
1,000,000 990,178
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(a)
743,595 646,877
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040
(a)
300,602 276,925
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%,
5/15/2026
(a)
2,453,914 2,451,013
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%,
1/18/2028
(a)
2,750,000 2,639,743
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%,
10/16/2028
(a)
1,000,000 935,486
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%,
10/16/2028
(a)
1,000,000 927,819
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%,
5/15/2029
(a)
1,000,000 949,337
Golden Credit Card Trust, Series 2021-1A, Class B, MTN, 1.44%, 8/15/2028
(a)
1,000,000 907,532
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048
(a)
719,077 540,266
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051
(a)
287,969 257,208
HPEFS Equipment Trust 2024-1, Series 2024-1A, Class D, 5.82%,
12/22/2031
(a)
1,000,000 992,590
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051
(a)
887,895 795,160
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047
(a)
824,451 488,569
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048
(a)
884,610 501,109
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(a)
1,944,454 1,905,607
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046
(a)
614,818 522,992
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 6.12%, 4/20/2062
(TSFR1M + 69.0bps)
(a), (b)
269,868 268,139
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/2028
(a)
393,277 385,214
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,000,000 1,005,990
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030
(a)
1,000,000 1,028,619

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.57%,
3/14/2033
(a)
$ 191,327 $ 190,612
Post Road Equipment Finance 2024-1 LLC, Series 2024-1A, Class C, MTN,
5.81%, 10/15/2030
(a)
160,000 158,318
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.67%, 2/15/2028
(a)
1,365,000 1,344,968
Reach Financial LLC, Series 2022-1A, Class A, 3.76%, 11/15/2029
(a)
34,642 34,603
Reach Financial LLC, Series 2022-2A, Class A, 6.63%, 5/15/2030
(a)
17,777 17,780
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 7.74%, 4/20/2034
(TSFR3M + 241.2bps)
(b)
1,000,000 997,571
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 7.34%, 1/15/2034
(TSFR3M + 201.2bps)
(a), (b)
1,000,000 988,520
SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.92%, 7/20/2029
(a)
662,860 651,585
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032
(a)
750,000 699,953
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(a)
623,750 563,782
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%,
8/20/2046
(a)
944,000 803,753
Towd Point Asset Trust, Series 2021-SL1, Class A2, 6.13%, 11/20/2061
(TSFR1M + 81.4bps)
(a), (b)
412,102 410,804
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051
(a)
500,000 423,619
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%,
9/20/2045
(a)
695,417 615,353
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051
(a)
950,000 831,372
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%,
11/10/2028
(a)
1,000,000 883,012
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026
(a)
817,661 756,397
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 440,691
Westgate Resorts 2022-1 LLC, Series 22-1A, Class A, 1.79%, 8/20/2036
(a)
843,719 808,892
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%,
4/15/2027
(a)
1,000,000 961,052
Total Asset Backed Securities
(Cost $75,681,470) 72,574,976
U.S. GOVERNMENT & AGENCIES — 24.21%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 224,583 207,847
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 791,726 778,676
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042 854,438 823,878
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050 939,252 761,820
Fannie Mae, Pool #MA4354, 1.50%, 6/1/2051 1,695,037 1,220,222
Fannie Mae, Pool #BR2084, 1.91%, 6/1/2051 665,621 594,554
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 852,272 678,282
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,653,832 1,311,282
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051 555,469 440,429
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 847,432 671,515

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #MA4436, 1.50%, 10/1/2051 $ 877,655 $ 630,733
Fannie Mae, Pool #BU2591, 2.00%, 12/1/2051 1,342,557 1,016,020
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052 890,050 736,799
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052 872,944 723,089
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,596,037 1,430,688
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052 1,412,981 1,169,754
Fannie Mae, Pool # MA4732, 4.00%, 9/1/2052 914,948 820,575
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052 2,283,756 2,044,904
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052 1,403,105 1,256,359
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053 1,881,401 1,785,735
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 926,069 878,308
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053 851,697 812,000
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053 949,468 900,426
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053 1,905,732 1,807,196
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054 974,283 965,838
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 436,799
Federal Farm Credit Bank, 3.30%, 3/23/2032 1,000,000 879,279
Federal Farm Credit Bank, 6.44%, 9/20/2038 1,000,000 1,000,307
Federal Farm Credit Bank, 6.49%, 11/15/2038 1,000,000 1,004,789
Federal Farm Credit Bank, 2.13%, 5/21/2040 2,000,000 1,285,242
Federal Farm Credit Bank, 1.95%, 8/13/2040 1,000,000 624,645
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 312,322
Federal Farm Credit Banks Funding Corp., 6.36%, 5/2/2044 1,000,000 998,921
Federal Home Loan Bank, 2.01%, 7/16/2040 1,000,000 632,443
Federal Home Loan Bank, 6.83%, 10/30/2043 1,000,000 1,000,980
Federal Home Loan Banks, 6.00%, 4/23/2037 1,000,000 995,334
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,054,908
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033 717,853 706,450
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036 628,796 547,442
Freddie Mac, Pool #RC2064, 1.50%, 6/1/2036 763,294 647,586
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037 556,223 528,519
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 820,013 664,314
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042 857,794 783,009
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 339,281 297,656
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 718,822 630,482
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 574,000 461,192
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 764,483 613,401
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051 805,427 667,253
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052 2,608,326 2,253,828
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052 908,506 838,720
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 909,326 862,432
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053 898,016 874,234
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053 925,918 878,177
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053 949,602 900,679
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053 1,865,763 1,672,597
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053 944,155 845,405
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 942,416 916,607
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 955,027 906,151

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053 $ 935,771 $ 909,311
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053 951,300 878,170
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053 1,939,698 1,844,322
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 947,170 898,207
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053 957,245 907,446
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053 2,407,859 2,390,477
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053 2,929,827 2,844,787
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054 1,495,669 1,483,115
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052 428,010 354,317
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054 1,959,294 1,902,462
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054 985,933 882,659
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054 1,967,867 1,950,784
United States Treasury Note, 0.75%, 1/31/2028 5,000,000 4,310,645
Total U.S. Government & Agencies
(Cost $79,151,455) 73,745,734
COLLATERALIZED LOAN OBLIGATIONS — 4.56%
Apex Credit CLO Ltd., Series 2018-1A, Class B, MTN, 7.19%, 4/25/2031
(TSFR3M + 186.2bps)
(a), (b)
1,190,000 1,181,352
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, MTN, 8.19%,
10/20/2031 (TSFR3M 286.2bps)
(a), (b)
420,000 420,007
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 7.74%,
4/20/2034 (TSFR3M + 241.2bps)
(a), (b)
250,000 250,627
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 7.74%,
1/15/2035 (TSFR3M + 241.2bps)
(a), (b)
1,000,000 997,395
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 7.79%,
4/20/2031 (TSFR3M + 246.2bps)
(a), (b)
1,000,000 1,002,006
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 7.79%,
7/20/2034 (TSFR3M + 246.2bps)
(a), (b)
375,000 375,016
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 6.59%,
10/25/2034 (TSFR3M + 126.2bps)
(a), (b)
750,000 750,089
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 7.64%,
4/20/2034 (TSFR3M + 231.2bps)
(a), (b)
1,000,000 997,531
HPS Loan Management Ltd., Series 2010A-16, Class X, 6.49%, 4/20/2034
(TSFR3M + 116.2bps)
(a), (b)
428,571 428,568
Madison Park Funding LXVII Ltd., Series 67A, Class B, 2.05%, 4/25/2037
(TSFR3M + 205.0bps)
(a), (b)
1,000,000 999,680
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 7.79%,
10/15/2032 (TSFR3M + 246.2bps)
(a), (b)
1,000,000 1,002,380
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 7.48%,
7/17/2034 (TSFR3M + 216.2bps)
(a), (b)
1,000,000 993,974
Palmer Square CLO Ltd., Series 2022-1A, Class C, 7.38%, 4/20/2035
(TSFR3M + 205.0bps)
(a), (b)
1,000,000 991,814
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 7.58%, 8/20/2032
(TSFR3M + 226.2bps)
(a), (b)
1,000,000 1,001,592

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 7.14%,
4/15/2030 (TSFR3M + 181.2bps)
(a), (b)
$ 1,000,000 $ 999,982
Venture CLO Ltd., Series 2018-31A, Class C1, 7.54%, 4/20/2031 (TSFR3M
+ 221.2bps)
(a), (b)
1,000,000 989,740
Wind River CLO Ltd., Series 2016-1KRA, Class CR2, 7.94%, 10/15/2034
(TSFR3M + 261.2bps)
(a), (b)
500,000 495,180
Total Collateralized Loan Obligations
(Cost $13,829,178 ) 13,876,933
Total Investments — 98.91%
(Cost $325,698,697) 301,301,681
Other Assets in Excess of Liabilities  —  1.09% 3,308,924
Net Assets — 100.00% $ 304,610,605
(a) Security exempt from registration under Rule 144A or Section 4 (2)of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2024 was $136,779,788, representing 44.90% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points)are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) In default
(d) Illiquid security. Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.12% of the Fund's net assets.
MTN - Medium Term Note

Yorktown Short Term Bond Fund
Schedule of Investments
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 40.27%
Communications — 1.30%
Expedia Group, Inc., 5.00%, 2/15/2026 $ 213,000 $ 210,482
NBN Co. Ltd., MTN, 1.45%, 5/5/2026
(a)
1,000,000 922,875
Verizon Communications, Inc., 6.67%, 5/15/2025 (TSFR3M + 136.1bps)
(b)
2,000,000 2,024,115
3,157,472
Consumer Discretionary — 3.17%
General Motors Financial Co., Inc., 1.20%, 10/15/2024 1,000,000 979,541
General Motors Financial Co., Inc., 3.80%, 4/7/2025 1,000,000 981,354
General Motors Financial Co., Inc., 1.25%, 1/8/2026 1,000,000 929,415
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 917,331
Hyundai Capital America, 1.00%, 9/17/2024
(a)
500,000 490,739
McDonald's Corp., 4.80%, 8/14/2028 1,000,000 984,034
Nissan Motor Acceptance Co., LLC, 1.13%, 9/16/2024
(a)
500,000 490,160
Nissan Motor Co. Ltd., 3.52%, 9/17/2025
(a)
2,000,000 1,927,797
7,700,371
Consumer Staples — 0.87%
JBS USA LUX SA, 5.13%, 2/1/2028 1,000,000 971,949
JDE Peet's NV, 1.38%, 1/15/2027
(a)
250,000 223,182
Viterra Finance BV, 2.00%, 4/21/2026
(a)
1,000,000 926,359
2,121,490
Financials — 17.55%
AerCap Ireland Capital, 3.50%, 1/15/2025 2,000,000 1,966,703
AerCap Ireland Capital DAC, 1.65%, 10/29/2024 1,000,000 979,173
Air Lease Corp., 1.88%, 8/15/2026 500,000 458,360
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025 1,800,000 1,754,709
Antares Holdings LP, 3.95%, 7/15/2026
(a)
1,500,000 1,405,286
Aviation Capital Group LLC, 1.95%, 1/30/2026
(a)
1,000,000 931,306
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(a)
2,000,000 1,857,117
Banco Santander SA, 2.75%, 5/28/2025 1,000,000 968,492
Banco Santander SA, 5.15%, 8/18/2025 1,000,000 988,331
BPCE SA, 2.38%, 1/14/2025
(a)
500,000 487,637
Citigroup, Inc., 6.09%, 6/9/2027 (SOFR + 77.0bps)
(b)
1,000,000 1,000,171
CNO Global Funding, 1.75%, 10/7/2026
(a)
500,000 452,718
Equitable Financial Life Global Funding, 1.40%, 7/7/2025
(a)
1,000,000 949,718
Equitable Financial Life Global Funding, 1.00%, 1/9/2026
(a)
500,000 461,652
Equitable Financial Life Global Funding, 1.70%, 11/12/2026
(a)
1,000,000 904,397
F&G Global Funding, 0.90%, 9/20/2024
(a)
500,000 489,089
GA Global Funding Trust, 1.63%, 1/15/2026
(a)
1,000,000 928,823
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 193,489
Goldman Sachs Group, Inc. (The), 6.13%, 3/9/2027 (SOFR + 81.0bps)
(b)
1,000,000 1,001,404
Goldman Sachs Group, Inc. (The), 6.24%, 10/21/2027 (SOFR + 92.0bps)
(b)
2,000,000 2,006,918
HSBC Holdings PLC, 4.25%, 8/18/2025 1,000,000 977,644
HSBC Holdings PLC, 6.96%, 9/12/2026 (TSFR3M + 164.1bps)
(b)
1,500,000 1,515,639
ING Groep NV, 6.33%, 4/1/2027 (SOFR + 101.0bps)
(b)
2,000,000 2,008,791
Intesa Sanpaolo SpA, 3.25%, 9/23/2024
(a)
2,000,000 1,978,871
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)
(b)
1,000,000 982,980
JPMorgan Chase & Co., 6.21%, 4/22/2027 (SOFR + 88.5bps)
(b)
2,000,000 2,007,128

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
JPMorgan Chase & Co., 6.50%, 2/24/2028 (SOFR + 118.0bps)
(b)
$ 1,000,000 $ 1,010,365
JPMorgan Chase Bank NA, 5.11%, 12/8/2026 1,000,000 993,575
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(a)
250,000 244,027
Met Tower Global Funding, MTN, 1.25%, 9/14/2026
(a)
1,000,000 905,826
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025 1,000,000 950,391
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 914,708
Nordea Bank Abp, MTN, 1.50%, 9/30/2026
(a)
1,000,000 907,747
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026
(a)
500,000 453,090
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(a)
1,000,000 907,740
Protective Life Global Funding, MTN, 1.30%, 9/20/2026
(a)
500,000 452,651
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(a)
1,000,000 909,678
Societe Generale SA, 4.25%, 4/14/2025
(a)
3,000,000 2,945,556
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)
(a),(b)
1,000,000 914,096
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025 500,000 475,852
42,641,848
Health Care — 1.76%
Highmark, Inc., 1.45%, 5/10/2026
(a)
500,000 455,142
McKesson Corp., Class B, 1.30%, 8/15/2026 1,000,000 911,456
PerkinElmer, Inc., 0.85%, 9/15/2024 1,000,000 981,657
Viatris, Inc., 1.65%, 6/22/2025 1,000,000 952,906
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 1,000,000 976,493
4,277,654
Industrials — 5.51%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(a)
1,019,961 994,768
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(a)
461,640 437,862
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030
(a)
194,685 189,072
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,601,244 1,525,879
Ashtead Capital, Inc., 1.50%, 8/12/2026
(a)
1,000,000 906,354
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 938,683
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025
(a)
1,000,000 931,176
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(a)
1,000,000 918,398
Stanley Black & Decker, Inc., 2.30%, 2/24/2025 1,000,000 972,143
Triton Container International Ltd., 1.15%, 6/7/2024
(a)
1,000,000 994,630
Triton Container International Ltd., 2.05%, 4/15/2026
(a)
1,000,000 921,774
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 503,863 494,170
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 657,024 591,658
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%,
4/15/2029 550,958 550,080
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025 1,137,574 1,106,047
Vontier Corp., 1.80%, 4/1/2026 1,000,000 925,839
13,398,533
Materials — 2.66%
Berry Global, Inc., 1.57%, 1/15/2026 1,000,000 931,801
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,804,208
Graphic Packaging International LLC, 1.51%, 4/15/2026
(a)
1,000,000 917,085

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Sealed Air Corp., 1.57%, 10/15/2026
(a)
$ 1,000,000 $ 899,147
Sherwin-Williams Co. (The), 4.05%, 8/8/2024 1,000,000 995,414
Silgan Holdings, Inc., 1.40%, 4/1/2026
(a)
1,000,000 912,807
6,460,462
Real Estate — 0.79%
American Tower Corp., 1.60%, 4/15/2026 500,000 462,699
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025
(a)
1,500,000 1,466,722
1,929,421
Technology — 4.15%
Arrow Electronic, Inc., 4.00%, 4/1/2025 1,000,000 983,384
Broadcom, Inc., 3.63%, 10/15/2024 2,000,000 1,980,814
DXC Technology Co., 1.80%, 9/15/2026 500,000 452,997
Global Payments, Inc., 1.20%, 3/1/2026 1,000,000 923,553
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 925,565
Juniper Networks, Inc., 1.20%, 12/10/2025 1,000,000 929,881
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 1,205,000 1,101,812
Marvell Technology, Inc., 1.65%, 4/15/2026 1,000,000 926,740
Qorvo, Inc., 1.75%, 12/15/2024 500,000 487,103
Western Union Co. (The), 1.35%, 3/15/2026 1,000,000 920,089
Wipro IT Services LLC, 1.50%, 6/23/2026
(a)
500,000 458,571
10,090,509
Utilities — 2.51%
AES Corp. (The), 1.38%, 1/15/2026 1,000,000 926,369
Ameren Corp., 1.95%, 3/15/2027 500,000 453,982
Duke Energy Corp., 4.30%, 3/15/2028 1,000,000 960,562
Edison International, 4.70%, 8/15/2025 500,000 492,599
Enel Finance International NV, 1.38%, 7/12/2026
(a)
1,000,000 914,382
Eversource Energy, 1.40%, 8/15/2026 500,000 453,569
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 909,140
Southern Co. (The), 4.48%, 8/1/2024 1,000,000 996,162
6,106,765
Total Corporate Bonds and Notes
(Cost $102,304,280) 97,884,525
ASSET BACKED SECURITIES — 26.21%
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025
(a)
317,887 312,149
American Credit Acceptance Receivables Trust, Series 2021-2, Class D,
1.34%, 7/13/2027
(a)
1,671,816 1,639,967
American Credit Acceptance Receivables Trust, Series 2021-3, Class D,
1.34%, 11/15/2027
(a)
2,273,796 2,221,840
American Credit Acceptance Receivables Trust, Series 2021-4, Class D,
1.82%, 2/14/2028
(a)
1,250,000 1,226,672
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2,
5.38%, 1/21/2031
(a)
500,000 499,091
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033
(a)
312,518 298,791

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
BHG Securitization Trust, Series 20 24-1A, Class A, MTN, 5.81%, 4/17/2035
(a)
$ 295,748 $ 295,524
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027 1,000,000 973,232
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027 1,625,000 1,555,986
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027 1,000,000 956,985
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028 750,000 699,795
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/2028 2,209,000 2,043,721
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028 500,000 465,769
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027 1,000,000 928,871
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%,
12/11/2028
(a)
2,121,157 2,076,597
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029 1,000,000 996,663
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(a)
2,500,000 2,488,613
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045
(a)
1,269,806 1,130,869
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045 121,333 108,512
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047
(a)
811,467 709,921
Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/2029
(a)
158,708 159,354
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class
A, 2.24%, 12/15/2028
(a)
247,309 239,814
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A,
2.55%, 12/17/2029
(a)
1,000,000 963,146
CPS Auto Receivables Trust, Series 2021-D, Class C, 1.59%, 12/15/2027
(a)
696,953 690,491
CPS Auto Receivables Trust, Series 2022-A, Class D, 2.84%, 4/16/2029
(a)
3,000,000 2,846,325
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%,
9/16/2030
(a)
1,500,000 1,467,031
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026
(a)
361,600 360,501
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029
(a)
523,000 523,691
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038
(a)
829,350 729,046
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027
(a)
2,000,000 1,889,210
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027
(a)
1,000,000 964,285
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%,
11/16/2026 375,120 367,694
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(a)
2,000,000 1,885,798
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%,
6/15/2029 1,020,000 1,027,913
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%,
3/15/2027
(a)
500,000 483,824
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
2,000,000 1,862,714
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033
(a)
1,272,000 1,173,877
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/2034
(a)
750,000 681,697
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D,
1.32%, 3/15/2027
(a)
550,000 544,879
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D,
1.92%, 9/15/2027
(a)
1,500,000 1,446,604

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(a)
$ 743,595 $ 646,877
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040
(a)
607,800 558,424
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%,
10/15/2027
(a)
1,500,000 1,421,230
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class
D, 1.91%, 9/16/2027 500,000 495,646
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052
(a)
28,786 25,619
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053
(a)
65,071 57,161
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056
(a)
188,883 152,281
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048
(a)
390,737 314,580
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047
(a)
30,679 27,413
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039
(a)
464,599 461,529
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054
(a)
427,584 366,019
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(a)
431,420 379,135
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%,
1/15/2030
(a)
1,000,000 992,237
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048
(a)
681,268 507,180
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045
(a)
165,986 162,566
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052
(a)
136,343 102,868
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(a)
22,206 21,739
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 6.84%,
2/14/2031 (TSFR3M + 146.2bps)
(a),(b)
1,000,000 1,000,324
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029
(a)
934,790 940,348
Post Road Equipment Finance 2024-1 LLC, Series 2024-1A, Class A2,
MTN, 5.59%, 11/15/2029
(a)
250,000 249,565
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%,
9/15/2026 8,222 8,185
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%,
1/26/2032
(a)
1,000,000 980,436
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 2/2/2030
(a)
200,000 185,414
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 5.88%,
6/15/2039 (TSFR3M + 55.2bps)
(b)
89,507 86,935
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%,
2/17/2032
(a)
6,651 6,525
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%,
9/15/2034
(a)
27,453 26,771
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057
(a)
882,868 703,089
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(a)
818,360 739,682
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%,
8/21/2045
(a)
1,481,737 1,377,612
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%,
3/15/2027
(a)
537,093 530,661
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046
(a)
741,875 637,526
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/2029
(a)
1,000,000 897,579
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(a)
685,000 637,970
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050
(a)
817,995 758,651

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051
(a)
$ 887,530 $ 776,063
United Auto Credit Securitization Trust, Series 2022-1, Class D, 2.85%,
6/10/2027
(a)
876,427 861,911
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051
(a)
1,107,652 821,245
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%,
3/15/2027
(a)
1,000,000 969,288
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027 2,000,000 1,873,999
Total Asset Backed Securities
(Cost $67,313,093) 63,699,745
U.S. GOVERNMENT & AGENCIES — 26.83%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033 753,704 719,938
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 879,634 818,316
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 216,837 195,300
Fannie Mae, Pool #MA4095, 2.00%, 8/1/2035 888,497 773,509
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037 767,042 729,385
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 791,726 778,676
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 707,941 598,762
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 781,870 640,368
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043 871,990 839,776
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043 886,451 854,746
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048 896,049 821,599
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050 735,113 583,553
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 798,367 633,715
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 650,017 519,297
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050 738,572 548,503
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050 1,526,420 1,165,115
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051 763,182 566,777
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 676,154 565,004
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 769,982 616,769
Fannie Mae, Pool #BT9111, 1.95%, 9/1/2051 787,092 700,808
Fannie Mae, Pool #MA4489, 2.00%, 11/1/2051 894,425 659,797
Fannie Mae, Pool #CB3372, 3.50%, 4/1/2052 932,110 805,516
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,653,925 1,482,578
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052 1,371,441 1,135,584
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052 903,777 834,354
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 914,948 820,575
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 926,069 878,308
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053 1,810,869 1,759,782
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053 960,215 859,785
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053 1,919,398 1,864,001
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053 957,151 949,068
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053 968,432 960,104
Federal Farm Credit Bank, 2.63%, 7/25/2029 1,000,000 887,995
Federal Farm Credit Banks Funding Corp., 6.04%, 3/21/2039 1,000,000 995,717

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Federal Farm Credit Banks Funding Corp., 6.22%, 4/25/2039 $ 1,000,000 $ 997,541
Federal Home Loan Banks, 5.93%, 11/27/2030 1,000,000 998,336
Federal Home Loan Banks, 6.00%, 4/23/2037 1,000,000 995,334
Federal Home Loan Banks, 6.15%, 2/16/2039 1,000,000 995,246
Federal Home Loan Banks, 5.97%, 2/28/2039 2,000,000 1,981,574
Federal Home Loan Banks, 6.25%, 5/2/2039 1,000,000 998,256
Federal Home Loan Banks, 6.83%, 10/30/2043 1,000,000 1,000,980
Federal Home Loan Banks, 6.30%, 4/25/2044 2,000,000 1,998,796
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038 1,692,377 1,638,897
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 820,013 664,314
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 944,729 755,548
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051 749,778 552,860
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051 1,643,826 1,149,460
Freddie Mac, Pool #8C0119, 1.52%, 9/1/2051 851,215 743,594
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052 966,262 866,586
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052 876,249 808,939
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052 923,452 802,164
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052 948,294 875,445
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052 855,211 811,087
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 909,326 862,432
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053 942,906 870,441
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053 917,177 892,038
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053 983,964 936,424
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053 1,920,608 1,822,338
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 942,416 916,607
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053 943,453 899,447
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053 977,312 875,314
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053 1,912,360 1,896,217
Fannie Mae, Pool #FS0353, 2.00%, 1/1/2052 1,127,470 853,244
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053 946,566 897,599
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054 993,614 985,305
United States Treasury Note, 0.75%, 1/31/2028 5,000,000 4,310,645
Total U.S. Government & Agencies
(Cost $69,994,970) 65,216,088
COLLATERALIZED LOAN OBLIGATIONS — 6.11%
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 6.77%, 5/15/2030
(TSFR3M + 146.2bps)
(a),(b)
1,000,000 991,742
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 7.04%, 7/15/2029
(TSFR3M + 171.2bps)
(a),(b)
1,000,000 998,122
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 6.99%,
1/15/2035 (TSFR3M + 166.2bps)
(a),(b)
1,000,000 1,000,027
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR,
6.74%, 1/15/2031 (TSFR3M + 141.2bps)
(a),(b)
825,000 819,116
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 6.73%, 1/25/2035
(TSFR3M + 140.2bps)
(a),(b)
1,000,000 1,001,125

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Principal
Amount Fair Value
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 6.72%, 1/20/2031
(TSFR3M + 139.2bps)
(a),(b)
$ 625,000 $ 624,113
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ,
6.89%, 4/20/2030 (TSFR3M + 156.2bps)
(a),(b)
1,000,000 995,925
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR,
7.13%, 4/20/2035 (TSFR3M + 180.0bps)
(a),(b)
1,000,000 991,807
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1,
7.39%, 5/22/2039 (TSFR3M + 202.2bps)
(a),(b)
1,759,958 1,746,758
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 6.79%, 10/20/2034
(TSFR3M + 146.2bps)
(a),(b)
1,000,000 997,606
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 6.99%,
10/15/2032 (TSFR3M + 166.2bps)
(a),(b)
1,000,000 999,840
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 6.98%,
4/15/2035 (TSFR3M + 165.0bps)
(a),(b)
1,000,000 997,538
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 6.79%, 10/20/2034
(TSFR3M + 146.2bps)
(a),(b)
1,000,000 999,687
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 7.14%,
4/15/2030 (TSFR3M + 181.2bps)
(a),(b)
1,000,000 999,982
Voya CLO Ltd., Series 2020-3A, Class AR, 6.74%, 10/20/2034 (TSFR3M +
141.2bps)
(a),(b)
675,000 675,707
Total Collateralized Loan Obligations
(Cost $14,858,139) 14,839,095
Total Investments — 99.42%
(Cost $254,470,482) 241,639,453
Other Assets in Excess of Liabilities  —  0.58% 1,412,804
Net Assets — 100.00% $ 243,052,257
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2024 was $102,734,961, representing 42.27% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
MTN - Medium Term Note

Yorktown Small Cap Fund
Schedule of Investments
April 30, 2024 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 99.46%
Communications — 1.21%
Endeavor Group Holdings, Inc., Class A 7,000 $ 184,870
Grab Holdings Ltd., Class A
(a)
52,000 182,000
366,870
Consumer Discretionary — 14.44%
Arcos Dorados Holdings, Inc., Class A 73,000 786,940
Boot Barn Holdings, Inc.
(a)
1,700 180,999
Cavco Industries, Inc.
(a)
800 291,368
Churchill Downs, Inc. 3,100 399,900
Dick's Sporting Goods, Inc. 3,400 683,196
DraftKings, Inc., Class A
(a)
9,960 413,938
FirstCash Holdings, Inc. 1,250 141,225
Genius Sports Ltd.
(a)
37,100 186,984
Rush Enterprises, Inc., Class A 5,300 232,776
Target Hospitality Corp
(a)
32,000 356,000
Texas Roadhouse, Inc. 1,900 305,482
Winnebago Industries, Inc. 6,400 394,112
4,372,920
Consumer Staples — 7.45%
BJ's Wholesale Club Holdings, Inc.
(a)
10,000 746,800
Darling Ingredients, Inc.
(a)
7,000 296,590
Dole PLC 12,600 153,342
elf Beauty, Inc.
(a)
3,300 536,349
Inter Parfums, Inc. 1,700 197,846
Pilgrim's Pride Corp.
(a)
9,000 324,180
2,255,107
Energy — 10.43%
ChampionX Corp. 4,400 147,708
Matador Resources Co. 5,500 342,650
Murphy USA, Inc. 370 153,113
Northern Oil and Gas, Inc. 17,900 730,141
Permian Resources Corp., Class A 56,500 946,375
Range Resources Corp. 13,400 481,194
Weatherford International PLC
(a)
2,900 358,498
3,159,679
Financials — 7.87%
American Equity Investment Life Holding Co. 12,400 695,764
Hamilton Lane, Inc., Class A 1,400 156,408
Hercules Capital, Inc. 8,150 155,828
LPL Financial Holdings, Inc. 2,700 726,651
Merchants Bancorp 8,800 354,904
Robinhood Markets, Inc., Class A
(a)
17,900 295,171
2,384,726
Health Care — 5.79%
Bio-Techne Corp. 3,600 227,556
Catalyst Pharmaceuticals, Inc.
(a)
40,500 609,525
Ensign Group, Inc. (The) 2,100 248,556

Yorktown Small Cap Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Shares Fair Value
Exelixis, Inc.
(a)
6,300 $ 147,798
Globus Medical, Inc., Class A
(a)
2,900 144,391
Repligen Corp.
(a)
900 147,780
Stevanato Group SpA 8,150 228,526
1,754,132
Industrials — 15.22%
AeroVironment, Inc.
(a)
1,994 318,621
AGCO Corp. 2,300 262,637
Badger Meter, Inc. 1,650 301,818
CSW Industrials, Inc. 1,300 308,906
Frontline PLC 6,450 151,511
Knight-Swift Transportation Holdings, Inc. 7,600 351,348
Mueller Industries, Inc. 26,200 1,462,484
Novanta, Inc.
(a)
4,700 735,550
nVent Electric PLC 4,100 295,487
Star Bulk Carriers Corp. 6,150 149,568
Tetra Tech, Inc. 1,400 272,608
4,610,538
Materials — 7.85%
Alpha Metallurgical Resources, Inc. 2,900 948,648
Cleveland-Cliffs, Inc.
(a)
46,500 785,850
Commercial Metals Co. 2,600 139,724
Graphic Packaging Holding Co. 10,450 270,132
Quarker Houghton 1,250 233,163
2,377,517
Real Estate — 3.71%
EastGroup Properties, Inc. 1,350 209,736
Matson, Inc. 8,500 916,130
1,125,866
Technology — 24.61%
Amkor Technology, Inc. 16,500 533,775
Azenta, Inc.
(a)
3,950 207,217
Calix, Inc.
(a)
4,500 124,785
Global-e Online Ltd.
(a)
6,530 218,951
Kulicke & Soffa Industries, Inc. 7,300 337,844
Lattice Semiconductor Corp.
(a)
10,400 713,440
Manhattan Associates, Inc.
(a)
1,050 216,363
MaxLinear, Inc., Class A
(a)
8,400 174,636
Nano Dimension Ltd. - ADR
(a)
57,800 139,298
Nova, Ltd.
(a)
1,800 305,820
Onto Innovation, Inc.
(a)
1,450 268,961
Rambus, Inc.
(a)
19,500 1,068,990
Skyworks Solutions, Inc. 2,400 255,816
StoneCo Ltd., Class A
(a)
15,700 244,920
Super Micro Computer, Inc.
(a)
2,200 1,889,360
TaskUS, Inc.
(a)
12,000 137,520
Verra Mobility Corp.
(a)
6,200 146,196
WEX, Inc.
(a)
640 135,206

Yorktown Small Cap Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
Shares Fair Value
ZoomInfo Technologies, Inc., Class A
(a)
21,200 $ 336,232
7,455,330
Utilities — 0.88%
Atmos Energy Corp. 2,250 265,275
Total Common Stocks
(Cost $21,334,683) 30,127,960
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
Sinovac Biotech Ltd.
(b)
74,893 —
Total Contingent Value Rights
(Cost $–) —
Total Investments — 99.46%
(Cost $21,334,683) 30,127,960
Other Assets in Excess of Liabilities  —  0.54% 164,083
Net Assets — 100.00% $ 30,292,043
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the
Fund’s net assets.
ADR - American Depositary Receipt